Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2011
Long-Term Loans, Net Of Current Maturities [Abstract]
Long-Term Loans, Net Of Current Maturities
Note 15 -        LONG-TERM LOANS, NET OF CURRENT MATURITIES

			Years of	December 31,
	Currency	Interest %	maturity	2011	2010
Long-term bank loans(*)	U.S. dollars	Libor + 1.25-3.20%	mainly 2-3	$369,564	$276,702
	Other	Libor + 1.65-4%	mainly 1-3	30,144	20,694
Other long-term loans	NIS	Prime + 1.5%	3	-	2,873
	Other	Libor + 1.7-4%	mainly 1-3	562	1,289
				400,270	301,558
Less: current maturities				98,015	9,519
				$302,255	$292,039

(*) For covenants see Note 20(F).

As of December 31, 2011 the LIBOR annual rate:
For long-term loans denominated in U.S. dollars was 0.27%-0.38%.
For long-term loans denominated in GBP was 1.08%.

The maturities of these loans for periods after December 31, 2011 are as follows:

2012 – current maturities	$98,015
2013	199,561
2014	92,871
2015	9,481
2016	229
2017 and after	113
$400,270

In order to secure liabilities to banks as well as guarantees to customers and performance guarantees, a subsidiary granted first priority liens and/or floating liens on all of its property and assets with no limitation as to amount, and specific liens on its short-term investments (See Note 20(E)).